COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2014
COMPREHENSIVE INCOME [Abstract]
COMPREHENSIVE INCOME

Note 12 Comprehensive Income

The tax effects of each component of other comprehensive income for the three and six months ended June 30, 2014 and 2013 are as follows:

	Before-tax		Tax (Expense)	After-tax
	Amount		or Benefit	Amount
Three months ended June 30, 2014
Unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the period	$3,811		$(1,459)	$2,352
Reclassification adjustments for net gains included in net income	(41)	*	16	(25)
Net unrealized gains (losses)	$3,770		$(1,443)	$2,327
Three months ended June 30, 2013
Unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the period	$(11,867)		$4,544	$(7,323)
Reclassification adjustments for net gains included in net income	(27)		10	(17)
Net unrealized gains (losses)	$(11,894)		$4,554	$(7,340)
Six months ended June 30, 2014
Unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the period	$7,064		$(2,705)	$4,359
Reclassification adjustments for net gains included in net income	(595)	*	228	(367)
Net unrealized gains (losses)	$6,469		$(2,477)	$3,992
Six months ended June 30, 2013
Unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses) arising during the period	$(14,041)		$5,376	$(8,665)
Reclassification adjustments for net gains included in net income	(303)		116	(187)
Net unrealized gains (losses)	$(14,344)		$5,492	$(8,852)

* For the six months ended June 30, 2014, reclassification adjustment for gains included in net income reflect net gains on sale of available-for-sale debt securities and do not include gain recognized on the sale of the Fannie and Freddie Mac preferred stock as no unrealized gains or losses were recorded in Accumulated Other Comprehensive Income.